Summary of Significant Accounting Policies and Basis of Presentation (as restated) - Restatement on earnings per share (Details) - USD ($)	3 Months Ended					6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income								$ (30,300,971)	$ (27,090,243)	$ 34,436,576	$ 65,402,000	$ 50,325,820
Basic	10,011,105				9,842,537			9,953,951	9,836,826	9,842,737	9,750,682	9,695,257
Diluted	10,011,105				9,842,537			9,953,951	9,836,826	9,842,737	9,750,682	9,695,257
Basic net loss per common share	$ (0.52)				$ (0.90)			$ (2.84)	$ (2.83)	$ (3.61)	$ (6.83)	$ (5.10)
Diluted net loss per common share	$ (0.52)				$ (0.90)			$ (2.84)	$ (2.83)	$ (3.61)	$ (6.83)	$ (5.10)
Seven Oaks Acquisition Corp
Net income		$ (6,262,431)	$ 4,644,993	$ (4,217,743)		$ (1,617,438)		$ 4,414,078
Class A Common Stock
Diluted	25,875,000					25,875,000		25,875,000
Diluted net loss per common share	$ 0.19	$ (0.19)	$ 0.14					$ 0.14
Class A Common Stock | Seven Oaks Acquisition Corp
Basic	25,875,000	25,875,000	25,875,000	3,234,375		25,875,000	3,234,375	25,875,000
Diluted			25,875,000	3,234,375			3,234,375
Basic net loss per common share	$ 0.19	$ (0.19)	$ 0.14	$ (0.47)		$ (0.05)	$ (0.47)	$ 0.14
Diluted net loss per common share				$ (0.47)			$ (0.47)
Class B Common Stock
Diluted	6,468,750					6,468,750		6,468,750
Diluted net loss per common share	$ 0.19	$ (0.19)	$ 0.14			$ (0.05)		$ 0.14
Class B Common Stock | Seven Oaks Acquisition Corp
Basic	6,468,750	6,468,750	6,468,750			6,468,750	5,730,469	6,468,750
Diluted				5,730,469			5,730,469
Basic net loss per common share	$ 0.19	$ (0.19)	$ 0.14	$ (0.47)		$ (0.05)	$ (0.47)	$ 0.14
Diluted net loss per common share				$ (0.47)			$ (0.47)
As Previously Reported | Seven Oaks Acquisition Corp
Net income		$ (6,262,431)	$ 4,644,993			$ (1,617,438)
As Previously Reported | Class A Common Stock
Diluted net loss per common share						$ 0.00
As Previously Reported | Class A Common Stock | Seven Oaks Acquisition Corp
Basic		23,822,429	25,217,311			23,597,451	25,615,056
Diluted							25,615,056
As Previously Reported | Class B Common Stock
Diluted						8,746,299
Diluted net loss per common share						$ (0.18)
As Previously Reported | Class B Common Stock | Seven Oaks Acquisition Corp
Basic		8,521,321	7,126,439			8,746,299	5,762,948
Diluted							5,762,948
Basic net loss per common share		$ (0.73)	$ 0.65			$ (0.18)	$ (0.03)
Diluted net loss per common share							$ (0.03)
Restatement Adjustment | Class A Common Stock
Diluted						2,277,549
Diluted net loss per common share						$ (0.05)
Restatement Adjustment | Class A Common Stock | Seven Oaks Acquisition Corp
Basic		2,052,571	657,689			2,277,549
Basic net loss per common share		$ (0.19)	$ 0.14			$ (0.05)
Restatement Adjustment | Class B Common Stock
Diluted						(2,277,549)
Diluted net loss per common share			$ (0.51)			$ 0.13
Restatement Adjustment | Class B Common Stock | Seven Oaks Acquisition Corp
Basic		(2,052,571)	(657,689)			(2,277,549)
Basic net loss per common share		$ 0.54	$ (0.51)			$ 0.13